BANK AND OTHER BORROWINGS (Details Narrative) - JPY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Short-Term Debt [Line Items]
Inventory real estate	¥ 124,788	¥ 138,376	¥ 78,506
Restricted cash	26,400	20,850
Short Term And Long Term Loans [Member]
Short-Term Debt [Line Items]
Interest expenses	¥ 198,476	¥ 352,904	¥ 248,334